SHARE-BASED PAYMENTS - Carrying Amount of Share Based Payment Liabilities (Details) - CAD ($) $ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total carrying amount of share-based payments liabilities	$ 33.3	$ 65.6
Current portion	11.3	25.3
Share-based payments liabilities (Note 25)	22.0	40.3
DSU plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash-settled plans	33.3	48.7
RSU plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash-settled plans	0.0	6.5
PSU plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash-settled plans	$ 0.0	$ 10.4